Bank Loans and Notes Payable - Hedging derivatives (Details) - MXN ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial instruments by type of interest rate [line items]
Face amount		$ 52,369,000,000	$ 79,088,000,000
Interest pay rate	5.46%
Fixed to variable interest rate | Interest rate swaps
Disclosure of financial instruments by type of interest rate [line items]
Interest receive rate		4.40%
9.4% variable to 4.4% fixed interest rate | Currency swap contract
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate		9.40%
Interest receive rate		4.40%
9.4% variable to 4.4% fixed interest rate | Interest rate swaps
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate		9.40%
7.4% variable to 7.2% fixed interest rate | Interest rate swaps
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate		7.20%
Interest receive rate		7.00%
U.S. dollars to Mexican pesos | Fixed to variable interest rate | Currency swap contract
Disclosure of financial instruments by type of interest rate [line items]
Face amount		$ 6,031,000,000	$ 15,082,000,000
Interest pay rate		56.10%	7.40%
Interest receive rate		3.60%	3.90%
U.S. dollars to Mexican pesos | Fixed to fixed interest rate | Currency swap contract
Disclosure of financial instruments by type of interest rate [line items]
Face amount		$ 10,000,000,000	$ 11,743,000,000
Interest pay rate		8.90%	8.80%
Interest receive rate		3.50%	3.50%
U.S. dollars to Mexican pesos | 9.4% variable to 4.4% fixed interest rate | Currency swap contract
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate		9.40%	9.40%
Interest receive rate		4.40%	4.40%
U.S. dollars to Euro | Fixed to fixed interest rate | Currency swap contract
Disclosure of financial instruments by type of interest rate [line items]
Face amount		$ 10,940,000,000	$ 22,130,000,000
Interest pay rate		1.90%	2.40%
Interest receive rate		0.70%	3.50%
U.S. dollars to Brazilian reais | Fixed to variable interest rate | Currency swap contract
Disclosure of financial instruments by type of interest rate [line items]
Face amount		$ 5,912,000,000	$ 6,777,000,000
Interest pay rate		11.60%	11.50%
Interest receive rate		2.30%	2.10%
U.S. dollars to Brazilian reais | Fixed to fixed interest rate | Currency swap contract
Disclosure of financial instruments by type of interest rate [line items]
Face amount		$ 8,109,000,000	$ 9,294,000,000
Interest pay rate		8.00%	11.50%
Interest receive rate		2.80%	3.20%
Colombian pesos | Fixed to fixed interest rate | Currency swap contract
Disclosure of financial instruments by type of interest rate [line items]
Face amount		$ 987,000,000	$ 1,476,000,000
Interest pay rate		6.30%	6.80%
Interest receive rate		2.80%	2.60%
Mexican pesos | Fixed to variable interest rate | Interest rate swaps
Disclosure of financial instruments by type of interest rate [line items]
Face amount			$ 9,681,000,000
Interest pay rate			5.00%
Interest receive rate			0.00%
Mexican pesos | Variable to fixed interest rate | Interest rate swaps
Disclosure of financial instruments by type of interest rate [line items]
Face amount		$ 1,943,000,000	$ 2,905,000,000
Interest pay rate		3.60%	4.10%
Interest receive rate		1.90%	1.90%
Mexican pesos | 7.4% variable to 7.2% fixed interest rate | Interest rate swaps
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate			7.20%
Interest receive rate			7.00%
2024
Disclosure of financial instruments by type of interest rate [line items]
Face amount		$ 10,052,000,000
2024 | Currency swap contract
Disclosure of financial instruments by type of interest rate [line items]
Face amount		954,000,000	$ 27,804,000,000
2024 | Interest rate swaps
Disclosure of financial instruments by type of interest rate [line items]
Face amount		2,000,000	11,675,000,000
2024 | U.S. dollars to Mexican pesos | Fixed to variable interest rate | Currency swap contract
Disclosure of financial instruments by type of interest rate [line items]
Face amount		$ 0
Interest pay rate		0.00%
Interest receive rate		0.00%
2024 | U.S. dollars to Mexican pesos | Fixed to fixed interest rate | Currency swap contract
Disclosure of financial instruments by type of interest rate [line items]
Face amount		$ 0
Interest pay rate		0.00%
Interest receive rate		0.00%
2024 | U.S. dollars to Brazilian reais | Fixed to fixed interest rate | Currency swap contract
Disclosure of financial instruments by type of interest rate [line items]
Face amount		$ 8,109,000,000
Interest pay rate		8.00%
Interest receive rate		2.80%
2024 | Mexican pesos | Variable to fixed interest rate | Interest rate swaps
Disclosure of financial instruments by type of interest rate [line items]
Face amount		$ 1,943,000,000
Interest pay rate		3.60%
Interest receive rate		1.90%
2025 | Currency swap contract
Disclosure of financial instruments by type of interest rate [line items]
Face amount		$ 49,834,000,000	497,000,000
2025 | Interest rate swaps
Disclosure of financial instruments by type of interest rate [line items]
Face amount			2,227,000,000
2027
Disclosure of financial instruments by type of interest rate [line items]
Face amount		4,223,000,000
2027 | Currency swap contract
Disclosure of financial instruments by type of interest rate [line items]
Face amount		8,949,000,000	5,971,000,000
2027 | U.S. dollars to Brazilian reais | Fixed to variable interest rate | Currency swap contract
Disclosure of financial instruments by type of interest rate [line items]
Face amount		$ 4,223,000,000
Interest pay rate		12.40%
Interest receive rate		2.10%
2028
Disclosure of financial instruments by type of interest rate [line items]
Face amount		$ 8,685,000,000
2028 | Currency swap contract
Disclosure of financial instruments by type of interest rate [line items]
Face amount		6,009,000,000	17,809,000,000
2028 | U.S. dollars to Euro | Fixed to fixed interest rate | Currency swap contract
Disclosure of financial instruments by type of interest rate [line items]
Face amount		$ 6,009,000,000
Interest pay rate		1.70%
Interest receive rate		0.50%
2028 | U.S. dollars to Brazilian reais | Fixed to variable interest rate | Currency swap contract
Disclosure of financial instruments by type of interest rate [line items]
Face amount		$ 1,689,000,000
Interest pay rate		2.80%
Interest receive rate		2.80%
2028 | Colombian pesos | Fixed to fixed interest rate | Currency swap contract
Disclosure of financial instruments by type of interest rate [line items]
Face amount		$ 987,000,000
Interest pay rate		6.30%
Interest receive rate		2.80%
2029 and Thereafter
Disclosure of financial instruments by type of interest rate [line items]
Face amount		$ 29,409,000,000
2029 and Thereafter | Interest rate swaps
Disclosure of financial instruments by type of interest rate [line items]
Face amount			$ 9,681,000,000
2029 and Thereafter | U.S. dollars to Mexican pesos | Fixed to variable interest rate | Currency swap contract
Disclosure of financial instruments by type of interest rate [line items]
Face amount		$ 6,031,000,000
Interest pay rate		56.10%
Interest receive rate		3.60%
2029 and Thereafter | U.S. dollars to Mexican pesos | Fixed to fixed interest rate | Currency swap contract
Disclosure of financial instruments by type of interest rate [line items]
Face amount		$ 10,000,000,000
Interest pay rate		8.90%
Interest receive rate		3.50%
2029 and Thereafter | U.S. dollars to Mexican pesos | 9.4% variable to 4.4% fixed interest rate | Currency swap contract
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate		9.40%
Interest receive rate		4.40%
2029 and Thereafter | U.S. dollars to Euro | Fixed to fixed interest rate | Currency swap contract
Disclosure of financial instruments by type of interest rate [line items]
Face amount		$ 4,931,000,000
Interest pay rate		2.10%
Interest receive rate		1.00%
2029 and Thereafter | Mexican pesos | Fixed to variable interest rate | Interest rate swaps
Disclosure of financial instruments by type of interest rate [line items]
Face amount		$ 8,447,000,000
Interest pay rate		5.70%
Interest receive rate		1.90%